LEASES (Schedule of Weighted-Average Remaining Lease Term and Discount Rate) (Details)	Dec. 31, 2021
LEASES [Abstract]
Weighted average remaining lease term	3 years 10 months 13 days
Weighted average discount (annual) rate	5.49%